Other Assets and Liabilities - Summary of Other Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Other assets
Advance payments		₩ 168,302	₩ 179,475
Prepaid expenses		66,578	84,768
Contract Cost	[1]	1,804,948	1,849,243
Contract assets	[1]	586,438	557,041
Others		18,747	14,243
Less: Non-current		(768,661)	(685,488)
Current		1,876,352	1,999,282
Other liabilities
Advances received		328,491	333,342
Withholdings		105,415	99,844
Unearned revenue		29,593	65,228
Lease liabilities		1,143,640	1,211,352
Contract liabilities	[1]	384,133	365,610
Others		21,597	23,298
Less: Non-current		(909,570)	(1,030,117)
Current		₩ 1,103,299	₩ 1,068,557

[1]	The amounts include adjustments arising from adoption of IFRS 15 (Note 26).